N-2	Jun. 29, 2023
Cover [Abstract]
Entity Central Index Key	0001481646
Amendment Flag	false
Securities Act File Number	001-39348
Document Type	8-K
Entity Registrant Name	Accolade, Inc.
Entity Address, Address Line One	1201 Third Avenue
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	926-8100
Entity Emerging Growth Company	false